SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of significant segment expenses

The following table presents information on reportable segments loss for the six months, ended 30 June 2026:

	Solar	Clinical Development	Total
Revenues	(14)	-	(14)
Cost of sales (exclusive of amortization of intangible asset)	56	-	56
Payroll and related Expenses	298	511	809
Consulting expenses (*)	423	506	929
Clinical Trial Expenses	-	88	88
Other segment items (**)	510	158	668

Segments Operating Loss	$1,273	$1,263	$2,536

Reconciliation between the operating loss of the reporting segments and the total loss for the reporting periods before income tax expense is presented below:

Financial (income) expenses, net			$400
Loss before income taxes			$2,936

Other segment disclosures:

Depreciation expenses	1	8	9
Amortization of intangible assets	456	-	456
Stock based compensation	1	37	38

The following table presents information on reportable segments loss for the six months, ended 30 June 2025:

	Solar	Clinical Development	Total
Revenues	-	-	-
Cost of sales (exclusive of amortization of intangible asset)	-	-	-
Payroll and related Expenses	186	420	606
Consulting expenses (*)	285	740	1,025
Other segment items (**)	210	523	733

Segments Operating Loss	$681	$1,683	$2,364

Reconciliation between the operating loss of the reporting segments and the total loss for the reporting periods before income tax expense is presented below:

Financial (income) expenses, net			$(52)
Loss before income taxes			$2,312

Other segment disclosures:

Depreciation expenses	-	9	9
Amortization of intangible assets	173	-	173
Stock based compensation	-	396	396

(*) Consulting expenses items include accounting, legal, and other consulting expenses.

(**) Other Segment items included in operating loss include Amortization of intangible asset, Share-based compensation expenses, rent and office maintenance expenses, D&O insurance expenses, depreciation expenses and other expenses.